GOODWILL AND INTANGIBLE ASSETS (Details - Future expected amortization of patent) - D P T I [Member]	Dec. 31, 2025 USD ($)
2026	$ 51,028
2027	51,028
Thereafter	49,551
Total patents	$ 151,607